RELATED PARTY DISCLOSURE (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of transactions between related parties [abstract]
Schedule of Subsidiaries
The consolidated financial statements include the financial statements of Avita Medical Limited and the subsidiaries listed in the following table:

Name	Country of Incorporation	% Equity interest at June 30, 2018	% Equity interest at June 30, 2017	Investment at June 30, 2019		Investment At June 30, 2018
C3 Operations Pty Ltd	Australia	100%	100%	A$	—	A$	—
Avita Medical Europe Ltd	United Kingdom	100%	100%		—		—
Avita Medical Americas LLC	United States	100%	100%		—		—
Infamed Pty Limited	Australia	100%	100%		—		—
Visiomed Group Pty Ltd	Australia	100%	100%		4,643,888		4,643,888

				A$4,643,888		A$4,643,888

Schedule of Key Management Personnel
The total remuneration paid to key management personnel of the Company during the year is detailed below

	2019		2018		2017
Short-term employee benefits	A$	4,396,280	A$	3,770,141	A$	2,933,510
Post-employment employee benefits		445,871		90,512		112,034
Share-based expenses		2,062,580		1,596,368		1,215,809

Total compensation	A$	6,904,731	A$	5,457,021	A$	4,261,353